Securitisations - Continuing involvement in financial assets that have been derecognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	£ 1,333	£ 910
Fair value	1,272	906
Maximum exposure to loss	1,333	910
Gain from continuing involvement for the year	24	9
Gain from continuing involvement, cumulative	41	17
Asset backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	8	25
Fair value	8	25
Maximum exposure to loss	8	25
Gain from continuing involvement for the year	1	1
Gain from continuing involvement, cumulative	3	2
Residential mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	913	574
Fair value	907	574
Maximum exposure to loss	913	574
Gain from continuing involvement for the year	18	3
Gain from continuing involvement, cumulative	22	4
Commercial mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	412	311
Fair value	357	307
Maximum exposure to loss	412	311
Gain from continuing involvement for the year	5	5
Gain from continuing involvement, cumulative	£ 16	£ 11